Capital Stock (Details Narrative)	1 Months Ended
	Apr. 30, 2021 USD ($) shares	May 31, 2023 USD ($) shares	Nov. 30, 2022 USD ($) shares	May 31, 2022 shares	Apr. 30, 2021 $ / shares
Common shares, issued		33,092,665	23,678,105	33,092,665
Common shares, outstanding		33,092,665	23,678,105	33,092,665
Private placement offering of an aggregate of common value | $		$ 49,175,630	$ 49,175,630
Officers and Directors
Common shares, issued		578,131	578,131
Common shares, outstanding		578,131	578,131
Noncontrolling interest, ownership percentage by noncontrolling owners		1.70%	1.70%
Private Placement [Member]
Private placement offering of an aggregate of common shares	9,414,560
Share issued, price per share | $ / shares					$ 0.41
Stock issuance costs | $	$ 38,220
Private placement offering of an aggregate of common value | $	$ 3,069,448